Summary Of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Entities included in consolidation
		Country of incorporation	Statements of Operations
Company name	Vessel name		2019	2018
Libra Shipping Enterprises Corporation(5)	Navios Libra II	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Felicity Shipping Corporation(6)	Navios Felicity	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Gemini Shipping Corporation(1)	Navios Gemini S	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Galaxy Shipping Corporation(8)	Navios Galaxy I	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Palermo Shipping S.A.(2)	Navios Apollon	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 6/30	1/01 – 6/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Perigiali Navigation Limited	Navios Beaufiks	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Finian Navigation Co.	Navios Ace	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Casual Shipholding Co.	Navios Sol	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Fairy Shipping Corporation(3)	YM Utmost	Marshall Is.	—	1/01 – 6/30
Limestone Shipping Corporation(3)	YM Unity	Marshall Is.	—	1/01 – 6/30
Dune Shipping Corp.(4)	MSC Cristina	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Citrine Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Cavalli Navigation Inc.	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Seymour Trading Limited	Navios Altair I	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Goldie Services Company	Navios Symmetry	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	1/01 – 6/30	1/29 – 6/30
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01 – 6/30	—
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01 – 6/30	—
Chartered-in vessels
Cavos Navigation Co.(9)	Navios Libra	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Other
Prosperity Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Aldebaran Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
JTC Shipping and Trading Ltd.(7)	Holding Company	Malta	1/01 – 6/30	1/01 – 6/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 6/30	1/01 – 6/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	1/01 – 6/30

(1)The vessel was sold on December 21, 2017.

(2)The vessel was sold on April 21, 2017.

(3)The vessels were sold on July 2, 2018 (see Note 4 – Vessels, net).

(4)The vessel was sold on January 12, 2017.

(5)The vessel was sold on December 14, 2018 (see Note 4 – Vessels, net).

(6)The vessel was sold on December 4, 2018 (see Note 4 – Vessels, net).

(7)Not a vessel-owning subsidiary and only holds right to charter-in contracts.

(8)     The vessel was sold on April 23, 2019 (see Note 4 – Vessels, net).

(9)     The vessel was delivered on July 24, 2019 (see Note 18 – Subsequent Events).